Consolidated Statements of Comprehensive Loss - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net earnings	$ 41.5	$ 1.1	$ 30.5
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(54.2)	71.7	(45.5)
Unrecognized pension plan gain (loss)	2.0	0.1	(2.7)
Unrealized gain (loss) on hedging activities	2.7	0.7	(0.6)
Total other comprehensive (loss) income, net of tax	(49.5)	72.5	(48.8)
Comprehensive (loss) income	$ (8.0)	$ 73.6	$ (18.3)